Property, plant and equipment - right of use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 1,621	€ 1,395
Depreciation, right-of-use assets	403	346
Additions to right-of-use assets	574	577
Change in scope of consolidation, right-of-use assets		44
Translation differences, right-of-use assets	(132)	28
Other changes, right-of-use assets	(36)	(77)
Right-of-use assets	1,624	1,621
Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	7	26
Depreciation, right-of-use assets	1	3
Additions to right-of-use assets	11	11
Change in scope of consolidation, right-of-use assets		0
Translation differences, right-of-use assets	(1)	1
Other changes, right-of-use assets	0	(28)
Right-of-use assets	16	7
Industrial buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,120	1,085
Depreciation, right-of-use assets	159	150
Additions to right-of-use assets	284	167
Change in scope of consolidation, right-of-use assets		18
Translation differences, right-of-use assets	(90)	24
Other changes, right-of-use assets	(25)	(24)
Right-of-use assets	1,130	1,120
Plant, machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	349	206
Depreciation, right-of-use assets	102	100
Additions to right-of-use assets	80	236
Change in scope of consolidation, right-of-use assets		26
Translation differences, right-of-use assets	(27)	2
Other changes, right-of-use assets	(7)	(21)
Right-of-use assets	293	349
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	145	78
Depreciation, right-of-use assets	141	93
Additions to right-of-use assets	199	163
Change in scope of consolidation, right-of-use assets		0
Translation differences, right-of-use assets	(14)	1
Other changes, right-of-use assets	(4)	(4)
Right-of-use assets	€ 185	€ 145